Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Debt
Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2025 and changes in the six months ended June 30, 2026 are discussed below.

	December 31, 2025	June 30, 2026
Total long term debt:
New Huarong Facility (M/T Eco West Coast and M/T Eco Malibu)	83,625	81,375
ABCFL Facility (Hull No. 25110062)	-	5,763
Total long term debt	83,625	87,138
Less: Deferred finance fees	(1,343)	(1,371)
Total long term debt net of deferred finance fees	82,282	85,767

Presented:
Current portion of long term debt	4,345	4,347
Long term debt	77,937	81,420

Total Debt net of deferred finance fees	82,282	85,767